LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule of Long-Term Debt

	December 31,	December 31,
	2012	2010
Term Note, as described above (See Note F—Senior Credit Facility)	$2,500	$—
Note payable to bank in monthly installments of $3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	63	94
Three notes payable to John Martell (the Company’s chairman) and BDeWees, Inc. and Xgen III, Ltd. (prior owners of acquired business) payable monthly at varying interest rates (effectively 7.5%, 10.5% and 10.5%, respectively, as of December 31, 2011) and due in 2013. Paid off early with intial funding from the PNC credit facility.	—	3,982
Machinery and equipment loan described above (See Note F—Senior Credit Facility)	—	972
Capital lease obligations	944	977

	3,507	6,025
Less: current portion	1,478	1,484

	$2,029	$4,541

Schedule of Assets Under Capital Leases

	December 31,	December 31,
	2012	2011
Machinery and equipment	$746	$746
Vehicles and trailers	84	84
Computer equipment and software	240	240
Furniture and office equipment	91	91
Less accumulated depreciation	(713)	(541)

	$448	$620

Schedule of Future Minimum Lease Payments Under Capital Leases

Year Ending December 31,	Amount
2013	$1,050
Less imputed interest	(106)

Present value of net minimum lease payments	$944

Schedule of maturities of long-term debt for subsequent periods

Years Ending December 31,	Amount
2013	$1,478
2014	529
2015	500
2016	500
2017	500

$3,507

Summary of Interest Expense

	Years ended December 31,
	2012	2011
Interest expense on principal	$690	$966
Amortization of debt issue costs	47	3

	$737	$969

Schedule of Warrant Activity

	Number of Warrant Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2011	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	—	—

Outstanding at December 31, 2011	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	(300,118)	(8.50)

Outstanding at December 31, 2012	8,079	$0.25

Summary of Outstanding Warrants

Exercise Price	Number of Warrant Shares	Weighted-Average Remaining Contractual Life (Years)
$ 0.25	8,079	0.42